UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21259
                                                     ---------

                  Promark Absolute Return Strategies Fund, LLC
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                        Promark Investment Advisors, Inc.
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 418-6307
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2009
                                             -----------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                            PERCENTAGE
                                        INITIAL                    NUMBER       OF                    EXPIRATION DATE
                                      ACQUISITION                    OF      MEMBERS'      FAIR          OF LOCK-UP
                                         DATE          COST        SHARES    CAPITAL      VALUE          PERIOD(2)**   LIQUIDITY**
                                      -----------      ----        ------   ----------    -----       ---------------  -----------
  INVESTMENTS IN INVESTMENT FUNDS ^ #
  (92.95%)

  CREDIT (a) (30.06%)
  -------------------
  Aristeia Special Investments Ltd.,
     Class A Voting - Initial Series     Mar-07    $     653,940       654   0.03%    $    1,273,515        (1)             (1)
  Avenue Europe International, Ltd.,
     Class F, Series 0306                Aug-05      115,000,000    10,280   2.35%       114,623,403        N/A          Quarterly
  Bayview Opportunity Offshore, L.P.     Mar-08       73,796,037         *   1.70%        83,007,249       Dec-11        Quarterly
  Canyon Special Opportunities Fund
     (Cayman) Ltd.                       Sep-07      100,000,000   100,118   1.65%        80,639,334       Dec-10        Quarterly
  Canyon Special Opportunities Fund II
     (Cayman) Ltd., Class A Initial
     Series                              Oct-08       65,000,000    65,000   1.89%        92,045,180       Dec-10        Quarterly
  Cerberus International Ltd.,
     Class A                             Dec-01       67,568,837       175   2.04%        99,315,276        N/A          Quarterly
  Gracie International Credit
     Opportunities Fund Ltd.,
     Class D Series 1                    Jan-06       92,727,538    77,239   3.20%       156,398,341        N/A          Quarterly
  Greywolf Capital Overseas Fund,
     Class A Tranche 1 -
     Series OVR_OV038                    Dec-04       50,688,854    40,477   1.64%        79,979,620        N/A          Quarterly
  Greywolf Capital Overseas Fund,
     Class S ***                         Dec-05        8,158,471     8,158   0.12%         6,025,032        (1)             (1)
  King Street Capital, L.P.              Jun-02       59,104,862         *   2.88%       140,705,544        N/A          Quarterly
  King Street Capital, L.P., Special
     Investment ***                      Jan-06        7,742,238         *   0.15%         7,579,829        (1)             (1)
  MKP Credit Offshore, Ltd., Series
     MKPCRNVIIIA0901                     Sep-09      100,000,000   100,000   2.11%       102,865,100       Sep-10        Quarterly
  Regiment Capital Ltd.,
     Class 1 Series M                    Feb-06       58,000,000   580,000   1.64%        79,856,604        N/A           Annually
  Regiment Capital Ltd.,
     Class 2 Series M                    Mar-08       70,000,000   700,000   1.62%        79,188,200       Jun-10         Annually
  Regiment Capital Ltd.,
     Class 8 Series M                    Jul-09       25,000,000   250,000   0.57%        27,712,375       Jun-11         Annually
  Silver Point Capital Offshore
     Fund, Ltd., Class H Series 242      Nov-07      134,317,388    13,689   3.07%       149,648,938        N/A           Annually
  Silver Point Capital Offshore
     Fund, Ltd., Class D ***             Dec-07       16,634,489     1,686   0.30%        14,427,433        (1)             (1)
  STYX International Fund, Ltd.,
     Class A, Series 1                   Apr-02      129,907,525    45,663   3.10%       151,076,630        N/A           Annually
                                                                                      --------------
                                                                                       1,466,367,603
                                                                                      --------------

  EVENT DRIVEN (b) (6.98%)
  ------------------------
  Canyon Value Realization Fund Ltd
     Cl. A DI                            Nov-08        5,033,273     5,033   0.12%         6,067,530        (1)             (1)
  Castlerigg Offshore III Ltd.
     Non Voting                          Jan-09        9,099,465     1,220   0.18%         8,689,125        (1)             (1)
  Centaurus Alpha Fund, Ltd.,
     Voting A USD Sidepocket Shares      Apr-09          719,205     4,975   0.02%           864,454        (1)             (1)
  Empyrean Capital Overseas
     Fund Ltd., Class A Series 1         Aug-04       11,087,684    10,845   0.36%        17,328,276        N/A          Quarterly
  Empyrean Capital Overseas
     Fund Ltd., Class E Series 1         Jul-07       31,729,984    31,737   0.74%        36,277,875       Jun-10        Quarterly
  Empyrean Capital Overseas
     Fund Ltd., Class E1 Series 1        Jul-07       26,227,265    36,271   0.85%        41,423,070       Jun-10        Quarterly
  Empyrean Capital Overseas
     Fund Ltd., Special
     Investment ***                      Nov-06        9,758,129     9,905   0.16%         7,598,533        (1)             (1)
  OZ Asia Overseas Fund, Ltd.,
     Class A Prime                       May-06       71,787,542    69,805   1.63%        79,699,501        N/A          Quarterly
  OZ Asia Overseas Fund, Ltd.,
     Class C Prime ***                   May-06       13,421,679    13,422   0.21%        10,445,870        (1)             (1)
  Taconic Opportunity Offshore
     Fund Ltd., Class A Series 95 NR     Jul-07      125,000,000   125,000   2.71%       131,949,920        N/A           Monthly
  Taconic Opportunity Offshore
     Fund Ltd., Class SP4-A-NR-
     Series 1005                         Oct-08               --     1,202   0.00%                --        (1)             (1)
                                                                                      --------------
                                                                                         340,344,154
                                                                                      --------------

  LONG/SHORT EQUITY (c) (33.36%)
  ------------------------------
  Artis Partners Ltd.,
     Class A Series 1                    Jan-04       44,727,638   339,521   1.75%        85,175,295        N/A           Monthly
  Artis Partners 2X Ltd.,
     Class A Series 1                    Aug-04       20,000,000   183,310   1.33%        65,052,166        N/A           Monthly
  Black Bear Offshore Liquidating
     Fund SPC                            Jul-09          181,045       181   0.00%           210,983        (1)             (1)
  Black Bear Offshore Liquidating
     Fund SPC
     September 30, 2009                  Oct-09          650,002       650   0.03%         1,658,699        (1)             (1)
  Front Point Offshore Healthcare
     Fund, L.P.                          May-05       42,872,079         *   1.21%        59,032,928        N/A          Quarterly
  Front Point Offshore Healthcare
     Fund 2X, L.P.                       Apr-09       40,000,000         *   1.00%        48,774,992        N/A          Quarterly
  HealthCor Offshore Ltd.,
     Class A Series 1                    Jul-07      150,000,000   102,600   3.72%       181,325,782        N/A          Quarterly
  Ivory Offshore Flagship
     Fund Ltd., Class A Series 1         May-04       95,000,000   125,386   2.93%       143,021,009        N/A          Quarterly
  Ivory Offshore Flagship
     Fund Ltd., Class A Series 08/08     Aug-08       20,000,000    20,000   0.44%        21,497,792        N/A          Quarterly
  Lansdowne UK Equity Fund Limited,
     USD Shares                          Feb-07       80,000,000   297,158   2.40%       117,178,028        N/A           Monthly
  Longbow Capital International
     Fund, Ltd., Class C Series 1        Jan-06       12,931,280    12,607   0.30%        14,714,393        N/A          Quarterly
  Longbow Infrastructure, L.P.           Apr-09       19,237,692         *   0.41%        20,133,139        N/A          Quarterly
  Longbow Infrastructure, Ltd.,
     Class C Series 1 (2007-03-01)       Mar-07       11,075,424    10,727   0.23%        10,994,953        N/A          Quarterly
  Longbow Partners, L.P.                 Jan-06       49,500,000         *   1.15%        56,209,455        N/A          Quarterly
  Meditor European Hedge Fund (B)
     Limited - Unrestricted              Dec-09      100,000,000   179,879   2.09%       101,919,307        N/A           Monthly
  Pennant Windward Fund, Ltd.,
     Class A Series 13                   Jul-09      100,000,000   100,000   2.17%       105,673,000       Sep-10        Quarterly
  Samlyn Offshore Ltd.,
     Class A1 Series 51                  Oct-07      123,000,000    98,748   3.41%       166,537,590        N/A        Semiannually
  Scout Capital Fund, Ltd.,
     Class A Series 1                    Dec-01       59,782,813   439,820   2.38%       115,967,177        N/A          Quarterly
  TPG-Axon Partners (Offshore),
     Ltd., Class H Series 76             Dec-07      111,792,904   112,007   1.85%        90,071,820       Mar-10        Quarterly
  TPG-Axon Partners (Offshore),
     Ltd., Class S ***                   Dec-08        8,655,666     8,656   0.20%         9,664,152        (1)             (1)
  Viking Global Equities III Ltd.
     Class H Series 1E                   Feb-09      100,000,000    68,452   2.35%       114,439,330       Jan-10         Annually
  Viking Global Equities III Ltd.
     Class H Series 2E                   Jul-09       25,000,000    25,000   0.56%        27,504,703       Jun-10         Annually
  Zaxis Offshore Limited, Class A1       Nov-01       34,677,856    26,263   1.14%        55,519,203        N/A           Monthly
  Zaxis Offshore Limited, Class A66      May-08       15,000,000    15,000   0.31%        15,103,050        N/A           Monthly
                                                                                      --------------
                                                                                       1,627,378,946
                                                                                      --------------


PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                            PERCENTAGE
                                        INITIAL                    NUMBER       OF                    EXPIRATION DATE
                                      ACQUISITION                    OF      MEMBERS'      FAIR          OF LOCK-UP
                                         DATE          COST        SHARES    CAPITAL      VALUE          PERIOD(2)**   LIQUIDITY**
                                      -----------      ----        ------   ----------    -----       ---------------  -----------
  INVESTMENTS IN INVESTMENT FUNDS ^ #
  (92.95%) (CONTINUED)

  MULTI-STRATEGY (d) (5.47%)
  --------------------------
  O'Connor Global Multi-Strategy Alpha
     Limited, Class M Series 1           Oct-01    $  88,441,004    86,889   3.08%      $150,029,729        N/A          Quarterly
  Shepherd Investments International
     Limited, Class B                    Jan-02       70,931,712   104,875   2.00%        97,547,177        N/A          Quarterly
  Shepherd Investments International
     Limited, Class S ***                Feb-06       26,162,416   475,269   0.39%        19,062,988        (1)             (1)
                                                                                      --------------
                                                                                         266,639,894
                                                                                      --------------
  RELATIVE VALUE (e) (10.93%)
  ---------------------------
  AQR Global Stock Selection HV
     Offshore Fund Ltd.,
     Class E Series Initial              Nov-06       50,000,000       500   0.72%        35,191,770        N/A          Quarterly
  AQR Global Stock Selection HV
     Offshore Fund Ltd.,
     Class E Series 06 2007              Jun-07       10,000,000        86   0.12%         5,934,052        N/A          Quarterly
  Aristeia International Limited,
     Class A Voting Benchmark            Mar-03       55,205,046    99,801   1.85%        90,485,602        N/A          Quarterly
  Aristeia International Limited,
     Class ASI A Voting RF               Jul-09       29,000,000    38,197   0.74%        35,962,089        N/A          Quarterly
  Bridgewater Pure Alpha Fund I,
     Class B Lead Series                 Jun-06      105,000,000    55,541   2.37%       115,475,465        N/A           Monthly
  Bridgewater Pure Alpha Fund I,
     Class B Series 6                    Jul-09       25,000,000    25,800   0.54%        26,330,409        N/A           Monthly
  Goldman Sachs Global Alpha
     Fund Plc., Class C Series 1         Mar-06       75,000,000   448,646   1.13%        55,065,430        N/A          Quarterly
  Renaissance Institutional
     Equities Fund, LLC, Series B        May-06       75,000,000         *   1.35%        66,036,259        N/A           Monthly
  Two Sigma Spectrum Cayman Fund,
     Ltd. Class A1                       Nov-09      100,000,000    67,244   2.11%       102,920,442        N/A          Quarterly
                                                                                      --------------
                                                                                         533,401,518
                                                                                      --------------
  TRADING (f) (6.15%)
  -------------------
  Brevan Howard Fund Limited,
     Class B US                          Aug-09      125,000,000   665,178   2.66%       129,808,862        N/A           Monthly
  Comac Global Macro Fund
     Limited - Dollar Shares             Dec-09      100,000,000   612,098   2.03%        99,243,423        N/A           Monthly
  Nias Futures Fund Ltd.,
     Class A Series 2
     (February 2009)                     Feb-09       70,000,000    70,000   1.36%        66,326,197        N/A          Quarterly
  Nias Futures Fund Ltd.,
     Class A Series 7
     (July 2009)                         Jul-09        5,000,000     5,000   0.10%         4,847,367        N/A          Quarterly
                                                                                      --------------
                                                                                         300,225,849
                                                                                      --------------
  TOTAL INVESTMENTS IN
  INVESTMENT FUNDS ^ # (92.95%)                   $3,751,988,982                      $4,534,357,964

  INVESTMENT IN SHORT-TERM SECURITIES (5.66%)

  JP Morgan Chase Nassau Time Deposit                275,917,983                         275,917,983
                                                  --------------                      --------------

  TOTAL INVESTMENTS (98.61%)                      $4,027,906,965                       4,810,275,947
                                                  ==============                      --------------

  OTHER ASSETS IN EXCESS OF LIABILITIES (1.39%)                                           68,031,165
                                                                                      --------------

  MEMBERS' CAPITAL (100.00%)                                                          $4,878,307,112
                                                                                      ==============

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

  INVESTMENT STRATEGY AS A PERCENTAGE OF MEMBERS' CAPITAL         PERCENT OF
                                                                   MEMBERS'
  STRATEGY ALLOCATION                                              CAPITAL
  --------------------------------------------------------------------------
  Credit                                                            30.06%
  Event Driven                                                       6.98%
  Long/Short Equity                                                 33.36%
  Multi-Strategy                                                     5.47%
  Relative Value                                                    10.93%
  Trading                                                            6.15%
                                                                    -----
  Total Investments in Investment Funds                             92.95%
                                                                    =====

#   Non-income producing securities.
^ Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of December 31, 2009 was $3,751,988,982 and $4,534,357,964, respectively.
*   Security is a partnership that does not issue shares.
** Investing in Promark Absolute Return Strategy Fund I ("Fund I") involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from redemptions or subject to fees for redemptions as part of contractual obligations agreed to by Promark Investment Advisors, Inc. (the "Advisor") on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny satisfying a redemption request depending on the Investment Fund's governing agreements. Additionally, liquidity in Investment Funds may be limited due to a "gate" that may be imposed by the Investment Fund. Gates are imposed to prevent disorderly withdrawals in the underlying Investment Funds, and may limit the amount of capital allowed to be redeemed on any respective liquidity date. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds' net assets or in the case of an investor level gate, when a redemption request exceeds a specified percentage of the investor's investment. Some of the Investment Funds may acquire assets or securities which lack readily assessable market values, are less liquid or should be held until the resolution of a special event or circumstance. Some of these investments are held in so-called "side pockets", sub-funds within the Investment Funds, or special purpose vehicles, which are liquidated separately, potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in side pocket arreangements, or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment promptly. In such cases, during the period until Fund I fully liquidates its interest in the Investment Fund, the value of its investment would fluctuate.
*** Multiple side pocket investments aggregated under the same Investment Fund.

(a) Investment Managers implementing credit strategies strive to profit from mispricings of a variety credit and credit related instruments. Fund managers may conduct distressed and special situations investing, relative value credit strategies, and long biased/opportunistic credit investing. Credit portfolios may hold a variety of credit instruments including corporate bonds, bank debt, convertible bonds, government securities, asset backed securities, mortgages, and credit default swaps. Credit strategies may include portfolio hedges consisting of equity, index hedges, credit default swaps, and other credit and non-credit instruments.

(b) Investment Managers using event-driven strategies seek to profit from opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, recapitalizations, and share buybacks. In addition, positions may be taken in related securities of different companies or in different securities of the same issuer for the purpose of arbitraging price differences.

(c) Investment Managers implementing long/short equity strategies attempt to profit from security mispricings in equity markets. Fund managers construct portfolios consisting of long and short positions based on perceived value, which may be determined by a variety of techniques including fundamental, quantitative, and technical analysis. In addition, indices, ETFs, and derivatives may be used for hedging purposes to limit exposure to various risk factors.

(d) Investment Managers using multiple strategies to diversify risks and reduce volatility associated with reliance on a single strategy that may perform poorly in some market environments.

(e) Investment Managers using relative value strategies seek to take advantage of pricing discrepancies between instruments including equities, debt, options, and futures. These managers may use mathematical, fundamental or technical analysis to determine market mispricings. Securities may be mispriced relative to the underlying security, related securities, groups of securities or the overall market.

(f) Investment Managers implementing trading strategies manage macro or trend following funds. Macro hedge funds typically make leveraged bets on anticipated price movements of stock markets, interest rates, foreign exchange currencies, and physical commodities. Macro managers employ a "top-down" global approach and may invest in a variety of markets to participate in expected market movements. Trend following funds allocate assets among investments by switching into investments that appear to be beginning an uptrend and switching out of investments that appear to be beginning a downtrend. Typically, technical trend-following indicators are used to determine the direction of a fund and to identify buy and sell signals.

(1) These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund.

(2) Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after December 31, 2009 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America ("GAAP"), Fund I discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The guidance establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I's investments. The inputs are summarized in the three broad levels listed below:

        -- Level 1 -quoted prices in active markets for identical securities
        -- Level 2 -other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        -- Level 3 -significant unobservable inputs (including Fund I's assumptions in determining the fair value of Investment
                    Funds)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The guidance requires that Fund I must determine whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). Fund I must also provide guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, Fund I must consider inputs and valuation techniques used for each major category for securities with "major category" being defined as major security type. Fund I has reviewed this activity and has determined it did not have a material impact on Fund I's financial statements. For assets and liabilities measured at fair value on a recurring basis during the period, Fund I must provide quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


In addition, Fund I has adopted the Accounting Standards Update, No. 2009-12, Fair Value Measurements and Disclosures (Topic 820), Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (ASU 2009-12).

Under ASU 2009-12, a reporting entity is permitted, as a practical expedient, to estimate the fair value of an investment using the net asset value per share (or its equivalent) of the investment, if the net asset value per share of the investment (or its equivalent) is calculated in a manner consistent with the measurement principles of U.S. GAAP for investment companies (Topic 946) as of the reporting entity's measurement date.

Classification within the fair value hierarchy of an investment that is measured at net asset value per share (or its equivalent) requires judgment and consideration of the following:

     a. If a reporting entity has the ability to redeem its investment with the investee at net asset value per share (or its equivalent) at the measurement date, the fair value measurement of the investment shall be categorized as a Level 2 fair value measurement.

     b. If a reporting entity will never have the ability to redeem its investment with the investee at net asset value per share (or its equivalent), the fair value measurement of the investment shall be categorized as a Level 3 fair value measurement.

     c. If a reporting entity cannot redeem its investment with the investee at net asset value per share (or its equivalent) at the measurement date but the investment may be redeemable with the investee at a future date (for example, investments subject to a lockup or gate or investments whose redemption period does not coincide with the measurement date), the reporting entity shall consider the length of time until the investment will become redeemable in determining whether the fair value measurement of the investment shall be categorized as a Level 2 or a Level 3 fair value measurement. For example, if the reporting entity does not know when it will have the ability to redeem the investment or it does not have the ability to redeem the investment in the near term at net asset value per share (or its equivalent), the fair value measurement of the investment shall be categorized as a Level 3 fair value measurement.

Based upon the above guidance, the following criteria were used to determine the classification of Fund I's investments:

     1. Liquidity terms of each Investment - Investments which allow for a full redemption at least on a quarterly basis without restrictions are generally classified as Level 2; all others are classified as Level 3 investments.

     2. Redemption restrictions - Investments are generally classified as Level 2 if they satisfy the liquidity terms mentioned above, except those:

          o Investments which are potentially subject to a fund-level gate and have a net asset value equal to or more than 50% of the underlying fund-level gate threshold are classified as Level 3 investments.

          o Investments which are potentially subject to a redemption fee will be classified as Level 3 investments, if such fee is equal to or greater than 0.15% of Fund I's net asset value.

     3. Other factors impacting liquidity considerations may include, but are not limited to, an evaluation of current market conditions, knowledge of the investee fund manager's operations and processes, and an analysis of investee fund activity with respect to investor initiated subscriptions and redemptions (as represented and communicated by the investee fund manager).

Fund I's adoption of the ASU 2009-12 resulted in the reclassification as Level 2 of certain investments previously classified as Level 3 and the classification of certain new investments as Level 2.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used as of December 31, 2009, in valuing Fund I's assets carried at fair value:


----------------------------------------------------------------------------------------------------------------
Investment in
Investment Funds                Level 1                 Level 2               Level 3                Total
----------------------------------------------------------------------------------------------------------------
Credit                          $    --             $  297,103,885        $1,169,263,718        $1,466,367,603
----------------------------------------------------------------------------------------------------------------
Event Driven                         --                228,977,697           111,366,457           340,344,154
----------------------------------------------------------------------------------------------------------------
Long/Short Equity                    --              1,020,364,707           607,014,239         1,627,378,946
----------------------------------------------------------------------------------------------------------------
Multi-Strategy                       --                150,029,729           116,610,165           266,639,894
----------------------------------------------------------------------------------------------------------------
Relative Value                       --                533,401,518                    --           533,401,518
----------------------------------------------------------------------------------------------------------------
Trading                              --                300,225,849                    --           300,225,849
----------------------------------------------------------------------------------------------------------------
Short-Term Securities                --                275,917,983                    --           275,917,983
----------------------------------------------------------------------------------------------------------------
Total                           $    --             $2,806,021,368        $2,004,254,579        $4,810,275,947
----------------------------------------------------------------------------------------------------------------

The following table is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:


------------------------------------------------------------------------------------------------------------------------------------
                                                                           Change in                       Transfers
                                                                          unrealized           Net         in and/or   Balance as of
    Investments in    Balance as of                       Net realized   appreciation       purchases        out of    December 31,
   Investment Funds  April 01, 2009   Reclassifications*   gain/(loss)   (depreciation)      (sales)        Level 3        2009
------------------------------------------------------------------------------------------------------------------------------------
Credit                $1,137,797,409   $  (283,428,340)    $ 7,189,524    $208,480,544    $  99,224,581     $   --   $1,169,263,718
------------------------------------------------------------------------------------------------------------------------------------
Event Driven             348,285,311      (189,523,525)        662,595      20,306,456      (68,364,380)        --      111,366,457
------------------------------------------------------------------------------------------------------------------------------------
Long/Short Equity      1,414,372,134      (771,043,658)     11,706,759      71,679,859     (119,700,855)        --      607,014,239
------------------------------------------------------------------------------------------------------------------------------------
Multi-Strategy           216,914,545      (118,572,569)        115,434      18,152,755               --         --      116,610,165
------------------------------------------------------------------------------------------------------------------------------------
Relative Value           329,054,555      (329,054,555)             --              --               --         --               --
------------------------------------------------------------------------------------------------------------------------------------
Trading                   68,869,052       (68,869,052)             --              --               --         --               --
------------------------------------------------------------------------------------------------------------------------------------
Total                 $3,515,293,006   $(1,760,491,699)    $19,674,312    $318,619,614    $ (88,840,654)    $   --   $2,004,254,579
------------------------------------------------------------------------------------------------------------------------------------

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of December 31, 2009 is $304,730,024.

* Reclassifications represent investments in Investment Funds that were previously categorized as Level 3 investments for the year ended March 31, 2009. In accordance with recently issued authoritative guidance, these investments are being reclassified as Level 2 investments as of December 31, 2009.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Promark Absolute Return Strategies Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and
                           Chief Executive Officer
                           (principal executive officer)

Date                       March 1, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and
                           Chief Executive Officer
                           (principal executive officer)

Date                       March 1, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Klehm
                         -------------------------------------------------------
                           Michael Klehm, Treasurer
                           (principal financial officer)

Date                       February 24, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.